RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23.RELATED PARTY TRANSACTIONS

Uranium Participation Corporation (“UPC”)

UPC was a publicly-listed company which invested substantially all of its assets in uranium oxide concentrates (“U3O8”) and uranium hexafluoride (“UF6”). The Company had no ownership interest in UPC but received fees for management services it provided and commissions from the purchase and sale of U3O8 and UF6 by UPC.

The Company entered into a management services agreement (“MSA”) with UPC effective on April 1, 2019 with a term of five years (the “Term”). Under the MSA, Denison received the following management fees from UPC: a) a base fee of $400,000 per annum, payable in equal quarterly installments; b) a variable fee equal to (i) 0.3% per annum of UPC’s total assets in excess of $100 million and up to and including $500 million, and (ii) 0.2% per annum of UPC’s total assets in excess of $500 million; c) a fee, at the discretion of the Board, for on-going monitoring or work associated with a transaction or arrangement (other than a financing, or the acquisition of or sale of U3O8 or UF6); and d) a commission of 1.0% of the gross value of any purchases or sales of U3O8 or UF6 or gross interest fees payable to UPC in connection with any uranium loan arrangements.

In April 2021, UPC and Sprott Asset Management LP (“Sprott”) reached an agreement to convert UPC into the Sprott Physical Uranium Trust (“the UPC Transaction”).

In July 2021, UPC and Sprott completed the UPC Transaction and the MSA between Denison and UPC was terminated in accordance with the termination provisions therein. As a result, Denison received a termination payment from UPC of $5,848,000 in July 2021. Following the completion of the UPC Transaction, UPC was no longer considered a related party of Denison.

The following transactions were incurred with UPC for the periods noted:

(in thousands)	2022	2021

Management fees:
Base and variable fees	$—	$1,069
Discretionary fees	—	350
Commission fees	—	697
Termination fee	—	5,848
	$—	$7,964

Korea Electric Power Corporation (“KEPCO”) and Korea Hydro & Nuclear Power (“KHNP”)

In connection with KEPCO’s investment in Denison in June 2009, KEPCO and Denison became parties to a strategic relationship agreement. In December 2016, Denison was notified that KEPCO’s indirect ownership of Denison’s shares had been transferred from an affiliate of KEPCO to an affiliate of KEPCO’s wholly-owned subsidiary, KHNP. In September 2017, Denison and KHNP’s affiliate entered into an amended and restated strategic relationship agreement (“KHNP SRA”), in large part providing KHNP’s affiliate with the same rights as those previously given to KEPCO under the prior agreement, including entitling KHNP’s affiliate to: (a) subscribe for additional common shares in Denison’s future public equity offerings; (b) a right of first opportunity if Denison intends to sell any of its substantial assets; (c) a right to participate in certain purchases of substantial assets which Denison proposes to acquire; and (d) a right to nominate one director to Denison’s board so long as its share interest in Denison is above 5.0%.

KHNP Canada is also the majority member of the Korea Waterbury Uranium Limited Partnership (“KWULP”). KWULP is a consortium of investors that holds the non-Denison owned interests in Waterbury Lake Uranium Corporation (“WLUC”) and the WLULP, entities whose key asset is the Waterbury Lake property. At December 31, 2022, WLUC is owned by Denison Waterbury Corp (60%) and KWULP (40%) while the WLULP is owned by Denison Waterbury Corp (67.41% - limited partner), KWULP (32.57% - limited partner) and WLUC (0.02% - general partner). When a spending program is approved, each participant is required to fund these entities based upon its respective ownership interest or be diluted accordingly. Spending program approval requires 75% of the limited partners’ voting interest.

In January 2014, Denison agreed to allow KWULP to defer a decision regarding its funding obligation to WLUC and WLULP until September 30, 2015 and to not be immediately diluted as per the dilution provisions in the relevant agreements (“Dilution Agreement”). Instead, under the Dilution Agreement, dilution would be delayed until September 30, 2015 and then applied in each subsequent period, if applicable, in accordance with the original agreements. In exchange, Denison received authorization to approve spending programs on the property, up to an aggregate $10,000,000, until September 30, 2016 without obtaining approval from 75% of the voting interest. Under subsequent amendments, Denison and KWULP have agreed to extend Denison’s authorization under the Dilution Agreement to approve program spending up to an aggregate $15,000,000 until December 31, 2022.

In 2021, there was no active exploration program for Waterbury Lake, and therefore the Company's ownership interest in WLULP did not change.

In 2022, Denison funded 100% of the approved fiscal 2022 program for Waterbury Lake and KWULP continued to dilute its interest in the WLULP. As a result, Denison increased its interest in the WLULP from 66.90% to 67.41%, in two steps, which was accounted for using effective dates of May 31, 2022 and November 30, 2022. The increased ownership interest resulted in Denison recording its increased pro-rata share of the assets and liabilities of Waterbury Lake, the majority of which relates to an addition to mineral property assets of $363,000.

Compensation of Key Management Personnel

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel includes the Company’s executive officers, vice-presidents and members of its Board of Directors.

The following compensation was awarded to key management personnel:

(in thousands)	2022	2021

Salaries and short-term employee benefits	$(3,251)	$(2,546)
Share-based compensation	(3,083)	(2,277)
Key management personnel compensation	$(6,334)	$(4,823)